CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Federal funds sold and securities borrowed or purchased under agreements to resell, at fair value	$ 160,589	$ 142,862
Trading account assets, pledged to creditors	105,458	119,054
Investments, pledged to creditors	21,423	14,940
Investments, at fair value	294,463	274,040
Loans at fair value	5,287	5,265
Other assets, at fair value	13,299	13,360
Federal funds purchased and securities loaned or sold under agreements to repurchase, at fair value	116,689	97,712
Short-term borrowings, at fair value	818	1,354
Long-term debt, at fair value	29,764	24,172
Other liabilities, at fair value	2,910	3,742
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred stock, authorized shares (in shares)	30,000,000	30,000,000
Preferred stock, issued shares, at aggregate liquidation value (in shares)	102,038	12,038
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	6,000,000,000	6,000,000,000
Common stock, issued shares (in shares)	3,043,153,204	2,937,755,921
Treasury stock, shares (in shares)	14,269,301	13,877,688
U.S.
Interest-bearing deposits, at fair value	889	848
Outside of U.S.
Interest-bearing deposits, at fair value	558	478
Consumer
Loans at fair value	1,231	1,326
Corporate
Loans at fair value	4,056	3,939
Consolidated VIEs
Long-term debt, at fair value	1,330	1,558
Consolidated VIEs | Consumer
Loans at fair value	1,191	1,292
Consolidated VIEs | Corporate
Loans at fair value	$ 157	$ 198